STOCK-BASED COMPENSATION (Tables) - 10K	3 Months Ended
Mar. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Stock-based Compensation Expense
The Company recorded stock-based compensation related to stock options issued under the GRI Operations Plan and A&R 2018 Plan in the following expense categories of its accompanying statements of operations for the years ended December 31, 2023 and 2022:

	For the Year Ended December 31,
	2023	2022
Research and development	$—	$—
General and administrative	388	25
Total	$388	$25
The Company recorded stock-based compensation related to equity-based awards issued under the GRI Operations Plan and the A&R 2018 Plan in the following expense categories of its accompanying consolidated statements of operations for the three months ended March 31, 2024 and 2023:

	For the Three Months Ended March 31,
	2024	2023
Research and development	$—	$—
General and administrative	37	13
Total	$37	$13

Schedule of Activity of Stock Options Granted
The table below represents the activity of stock options granted to employees and non-employees for the year ended December 31, 2023:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (years)
Outstanding at December 31, 2022	1,232	$3,593.85	4.71
Granted	2,427	$216.56
Exercised	—	—
Forfeited	(1,156)	$3,263.98
Outstanding at December 31, 2023	2,503	$471.45	9.55
Exercisable at December 31, 2023	328	$2,198.07	8.81
Vested and expected to vest at December 31, 2023	2,503	$471.45	9.55

Schedule of Valuation Assumptions
The Black-Scholes option-pricing model was used to estimate the grant date fair value of each stock option grant at the time of grant using the following weighted-average assumptions:

	For the Year Ended December 31,
	2023	2022
Volatility	129.54%	90.39%
Expected term in years	5.84	5.98
Dividend rate	0.00%	0.00%
Risk-free interest rate	4.34%	2.00%
Fair value of common stock on grant date	$193.90	$351.26